Investments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) entity	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jan. 08, 2020 USD ($)
Disclosure Of Significant Investments [Line Items]
Number of entities where investments are held | entity	5
Two Roots Brewing Co.
Disclosure Of Significant Investments [Line Items]
Ownership interest (in percent)	0.80%
Other operating income expense
Disclosure Of Significant Investments [Line Items]
Gain on ownership conversion			$ 9.3
Trichome Financial Corp
Disclosure Of Significant Investments [Line Items]
Investments at fair value and equity				$ 4.3
Market risk
Disclosure Of Significant Investments [Line Items]
Mark to market loss of investments held	$ (4.6)	$ (7.3)